Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Description of Plan [Line Items]
Employer Contribution Percentage	The contribution will be made at the end of each pay period. Participants not employed by LG&E are not eligible to receive these Company contributions.

Age and Service Points	Under 30 points	30 - 39 points	40 - 49 points	50 - 54 points	55 or more points
Company contribution	2.0%	2.5%	3.0%	4.0%	5.0%